Derivatives, Net Gains (Losses) related to Cash Flow Hedges (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Gains Losses Recognized Related to Derivatives in Cash Flow Hedging Relationships [Abstract]
Gains (losses) (pre tax) recognized in OCI on derivatives	$ 1,549,000,000	$ 952,000,000	$ (32,000,000)
Gains (pre tax) reclassified from cumulative OCI into net income	1,089,000,000	545,000,000	296,000,000
Gains (losses) (pre tax) recognized in noninterest income for hedge ineffectiveness.	1,000,000	2,000,000	1,000,000
Derivatives (Textual) [Abstract]
Deferred net gains on derivatives in other comprehensive income	$ 826,000,000
Maximum length of time hedged in cash flow hedge	7 years
Change in value of derivatives excluded from assessment of cash flow hedge effectiveness	$ 0	$ 0	$ 0